Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 255,344	$ 223,517	$ 206,880	$ 252,022	$ 246,404	$ 245,820	$ 245,653	$ 245,024	$ 937,763	$ 982,901	$ 1,040,883
Network Services
Disaggregation of Revenue [Line Items]
Revenues									271,262	314,510	363,510
Network Services | PSPV
Disaggregation of Revenue [Line Items]
Revenues									208,276	249,095	289,874
Network Services | PEPM
Disaggregation of Revenue [Line Items]
Revenues									55,301	56,841	60,950
Network Services | Other
Disaggregation of Revenue [Line Items]
Revenues									7,685	8,574	12,686
Analytic-Based Services
Disaggregation of Revenue [Line Items]
Revenues									564,661	561,525	584,998
Analytic-Based Services | PSPV
Disaggregation of Revenue [Line Items]
Revenues									560,981	560,675	584,453
Analytic-Based Services | PEPM
Disaggregation of Revenue [Line Items]
Revenues									3,680	850	545
Payment Integrity Services
Disaggregation of Revenue [Line Items]
Revenues									101,840	106,866	92,375
Payment Integrity Services | PSPV
Disaggregation of Revenue [Line Items]
Revenues									101,753	106,782	92,223
Payment Integrity Services | PEPM
Disaggregation of Revenue [Line Items]
Revenues									$ 87	$ 84	$ 152